Non-consolidated variable interest entities (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entity
Carrying Amount and Classification of Assets Related to the Corporation's Variable Interests in Non-Consolidated VIEs and Maximum Exposure to Loss
(In thousands)	December 31, 2021	December 31, 2020
Assets
Servicing assets:
Mortgage servicing rights	$94,464	$90,273
Total servicing assets	$94,464	$90,273
Other assets:
Servicing advances	$7,968	$8,769
Total other assets	$7,968	$8,769
Total assets	$102,432	$99,042
Maximum exposure to loss	$102,432	$99,042